THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

                         SUPPLEMENT DATED August 1, 2005

                       TO THE PROSPECTUS DATED MAY 1, 2005

                      PRODUCT: LINCOLN CORPORATE VARIABLE 4

                          ALTERNATIVE POLICY LOAN RIDER

Please review this supplement carefully, because it contains new information not included in the Prospectus. It references and amends specific sections of the Prospectus. Keep this supplement with your prospectus.

                                    * * * * *

The Alternative Policy Loan Rider is available for new policy sales as of the effective date of this supplement, and the approval of the rider in your state of issue.

PAGES 5-6: TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES - ADD:

--------------------------------------- ----------------------------------- -------------------------------------
                                                   When Charge                             Amount
                Charge                             is Deducted                            Deducted
--------------------------------------- ----------------------------------- -------------------------------------
Alternative Policy Loan Interest        Annually                            The  maximum   annual  rate  charged
                                                                            against   the    alternative    loan
                                                                            balance   will  be  the  greater  of
                                                                            4.25%,    or   Moody's    Investors'
                                                                            Service,  Inc.  Corporate Bond Yield
                                                                            Average    -     Monthly     Average
                                                                            Corporates  for the  calendar  month
                                                                            which ends two  months  prior to the
                                                                            Policy Anniversary.
--------------------------------------- ----------------------------------- -------------------------------------
Alternative Policy Loan Rider           N/A                                 There is no charge for this Rider
--------------------------------------- ----------------------------------- -------------------------------------

PAGE 19, RIDERS - ADD:
Alternative Policy Loan Rider. The policy can be issued with an Alternative Policy Loan Rider. There is no charge for this rider. The rider must be elected at application and may not be available on all policies. The rider may be added after issue with the company's consent. This rider allows a policy owner to borrow a portion of the surrender value of the policy, as defined in the section of the prospectus headed "Policy Surrenders," without removing cash value from the Fixed Account and Sub-Accounts or transferring any amount to the Loan Collateral Account, subject to certain limitations. See the section headed "Maximum Alternative Policy Loan Balance" for more information.

The standard policy loan provision remains available when this rider is in effect. An alternative policy loan may be taken in lieu of, or in addition to, a standard policy loan.

Alternative Policy Loan. If the policy has a surrender value, you may request to take an alternative policy loan. Outstanding alternative policy loans and accrued interest reduce the policy's surrender value and death benefit. The company will grant an alternative policy loan against the policy provided:
         a)       a loan agreement is properly executed;
         b) a satisfactory assignment of the policy to the company is made; and
         c) the alternative policy loan balance does not exceed the maximum alternative policy loan balance. (See the section headed "Maximum Alternative Policy Loan Balance" for more information.)

An assignment of the policy to the company authorizes the company to collect a portion of the policy's account value or death benefit equal to the amount of any alternative policy loan balance at the time the policy is surrendered or a death benefit becomes payable. If an alternative policy loan balance is outstanding when the policy is surrendered or when the insured dies, the amount collected by the company through the assignment will reduce the amount otherwise payable as surrender proceeds or as a death benefit.

Alternative Policy Loan Balance. The amount of any outstanding alternative policy loan, plus any due and unpaid interest.

Maximum Alternative Policy Loan Balance. On each valuation day, the maximum alternative policy loan balance is determined by multiplying the alternative policy loan factor by the sum of the Fixed Account value and the Sub-Account value, which is the sum of the current values of all the Sub-Accounts in which you have invested. The alternative policy loan factor on the date of issue is shown on the policy specifications page. The company may change the available maximum alternative policy loan balance based on market conditions, the interest rate environment, and the total value of the Fixed Account and Sub-Accounts. A change in the maximum alternative policy loan balance will be based on a change in the alternative policy loan factor. If the maximum alternative policy loan balance is reduced, the amount of any alternative policy loan balance which exceeds the reduced maximum alternative policy loan balance will be converted to a standard policy loan as follows. We will notify you in writing if the maximum alternative policy loan balance is reduced or if a portion of the alternative policy loan rider balance is converted to a standard policy loan.

A portion of the alternative policy loan balance will be converted to a standard policy loan
        a) on any monthly anniversary day when the alternative policy loan balance exceeds the maximum alternative policy loan balance, or
        b) on any day when the alternative loan balance exceeds the maximum alternative policy loan balance by more than 5%.

If a portion of the alternative policy loan balance is converted to a standard policy loan, the amount converted will be equal to:
        a) the difference between the alternative policy loan balance and the maximum alternative policy loan balance, divided by
        b)     one minus the alternative policy loan factor

The amount of the alternative policy loan balance which has been converted to a standard policy loan will then be transferred from the Fixed Account and Sub-Accounts to the Loan Collateral Account in proportion to the account value allocated to the Fixed Account and Sub-Accounts at that time. These transfers do not count against the free transfers available.

Total Loan Balance. This is the total amount of all outstanding policy loans, whether taken as a standard policy loan or as an alternative policy loan. The total loan balance may not exceed 90% of the total account value of the policy.

Total Loan Balance Repayment. The total loan balance will be reduced by the amount of any repayment of the alternative policy loan or standard policy loan. Any repayment of indebtedness, other than loan interest, will be applied first to any standard policy loans until paid, then to any alternative policy loan balance, unless otherwise agreed to in writing by you and the company

Alternative Policy Loan Interest. Interest will accrue on the alternative policy loan balance. Interest charged on the alternative policy loan balance accrues daily and is payable annually on each policy anniversary or as otherwise agreed to in writing by you and the company. The accrued loan interest amount, if not paid, will be added to the alternative policy loan balance.

The interest rate charged on the alternative policy loan balance is based on a published monthly average. The maximum monthly average will be "Moody's Corporate Bond Yield Average - Monthly Average Corporates" as published by Moody's Investors Service, Inc., or any successor to that service. You may obtain the applicable monthly average at any time by contacting the Company.

The interest rate charged on the alternative policy loan balance during any policy year will not exceed the maximum rate for that year. The maximum rate will be the greater of:
        1) Moody's Investors Service, Inc. Corporate Bond Yield Average - Monthly Average Corporates for the calendar month which ends two months before the month in which the policy anniversary occurs; or
        2)    4.25%

The maximum interest rate charged is limited only by the maximum interest rate allowed by law in the state in which the policy is issued.

We may change the interest rate charged on the alternative policy loan balance during the policy year. We will notify you of the current alternative policy loan interest rate at the time the alternative policy loan is requested. We will notify you in writing within 30 days if there is a change in the loan interest rate applicable to any existing alternative policy loan balance.

Transfer of Loan Balances. You may request in writing to transfer all, or a portion, of the alternative policy loan balance to the standard policy loan balance. You may also request in writing to transfer all, or a portion, of a standard policy loan balance to the alternative policy loan balance as long as this does not cause the alternative policy loan balance to exceed the maximum alternative policy loan balance. Converting all or a portion of an alternative policy loan balance to a standard policy loan will cause the converted amount to be transferred from the Fixed Account and Sub-Accounts to the Loan Collateral Account in proportion to the account value allocated to the Fixed Account and Sub-Accounts at that time. Converting all or a portion of a standard policy loan balance to an alternative policy loan will cause the converted amount to be transferred from the Loan Collateral Account to the Fixed Account and Sub-Accounts in proportion to the account value allocated to the Fixed Account and Sub-Accounts at that time.

The effective rate of interest for a standard policy loan will not exceed 1.25%, based on the difference between the rate of interest charged on the outstanding policy loan balance and the rate of interest credited on amounts transferred to the loan collateral account. Because an alternative policy loan does not cause any portion of the policy value to be transferred to the loan collateral account, the effective rate of interest for an alternative policy loan will be the difference between the rate of interest charged on the alternative policy loan balance and the performance of the Sub-Accounts to which account value has been allocated. Therefore, the effective rate of interest for an alternative policy loan could be higher or lower than the effective rate of interest for a standard policy loan. The benefit, if any, of choosing an alternative policy loan over a standard policy loan will depend on the investment experience of the Sub-Accounts.


ALR supp 8/05